4. OTHER FINANCING RECEIVABLES, NET (Tables)	6 Months Ended
Jun. 30, 2016
Receivables [Abstract]
Components of Financing Receivables
	June 30,	December 31,
	2016	2015
	(unaudited)
Other financing receivables	$292,425	$242,543
Less: Provision for credit losses	(13,465)	(7,194)

Other financing receivables, net	$278,960	$235,349

Carrying amount of other financing receivables
June 30, 2016 (Unaudited)	Current	Past due	Total carrying amount

Gross other financing receivables	$246,211	$46,214	$292,425
Less: Provision for credit losses	─	(13,465)	(13,465)
Net other financing receivables, net	$246,211	$32,749	$278,960

December 31, 2015	Current	Past due	Total carrying amount

Gross other financing receivables	$208,159	$34,384	$242,543
Less: Provision for credit losses	-	(7,194)	(7,194)
Net other financing receivables, net	$208,159	$27,190	$235,349

Age analysis of past due receivables
	June 30,	December 31,
	2016	2015
	(unaudited)

Less than 90 days	$10,791	$16,269
Over 90 days	35,423	18,115
Subtotal	46,214	34,384
Less: Provision for credit losses	(13,465)	(7,194)
Total	$32,749	$27,190